SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :         September 30, 2007

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morgan Stanley Hedge Fund Parners LP
Address: 1221 Avenue of the Americas
         New York, NY 10020

13F File Number:
28-12515
September 2007

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Carsten Otto
TITLE: Managing Director
PHONE: 212-276-4721

Signature, Place, and Date of Signing

/s/ Carsten Otto
----------------------------
New York, New York 10020
November 15, 2007

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley